Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Earnings Per Share

(17)    Earnings Per Share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares in circulation throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	188,726	618,546	625,146
Weighted average number of ordinary shares outstanding	681,556,937	685,515,740	685,115,836
Basic earnings per share (Euros per share)	0.28	0.90	0.91

The weighted average of the ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2021	31/12/2020	31/12/2019
Issued shares outstanding at 1 January	685,601,126	685,198,238	684,794,839
Effect of shares issued	—	—	—
Effect of treasury stock	(4,044,189)	317,502	320,997
Average weighted number of ordinary shares outstanding (basic) at 31 December	681,556,937	685,515,740	685,115,836

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	188,726	618,546	625,146
Weighted average number of ordinary shares outstanding (diluted)	681,404,922	685,142,749	684,719,195
Diluted earnings per share (Euros per share)	0.28	0.90	0.91

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2021	31/12/2020	31/12/2019
Issued shares outstanding at 1 January	685,601,126	685,198,238	684,794,839
Effect of RSU shares	(152,015)	(372,991)	(396,641)
Effect of shares issued	—	—	—
Effect of treasury stock	(4,044,189)	317,502	320,997
Average weighted number of ordinary shares outstanding (diluted) at 31 December	681,404,922	685,142,749	684,719,195